Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses
	June 30,	December 31,
	2012	2011

Accrued legal and accounting	$56,366	$72,700
Accrued payroll	273,145	456,322
Accrued other	182,880	131,009

	$512,391	$660,031